Cover Page	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	CALYXT, INC.
Entity Central Index Key	0001705843
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Description	Amendment No. 1